Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000009619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R6 Shares)
Average Annual Return, Percent	6.77%	1.03%		2.44%
C000033520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R5 Shares)
Average Annual Return, Percent	6.59%	0.91%		2.33%
C000173235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R4 Shares)
Average Annual Return, Percent	6.43%	0.74%		2.15%
C000173234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R3 Shares)
Average Annual Return, Percent	6.18%	0.49%		1.90%
C000070638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class R2 Shares)
Average Annual Return, Percent	5.88%	0.24%		1.68%
C000009615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class I Shares)
Average Annual Return, Percent	6.50%	0.84%		2.26%
C000009618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class C Shares)
Average Annual Return, Percent	4.68%	0.01%		1.53%
C000009616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class A Shares)
Average Annual Return, Percent	2.37%	(0.18%)		1.62%
C000009621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class A Shares)
Average Annual Return, Percent	2.93%	0.22%		2.09%
C000009623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class C Shares)
Average Annual Return, Percent	5.15%	0.32%		1.97%
C000009620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class I Shares)
Average Annual Return, Percent	7.21%	1.25%		2.78%
C000070639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R2 Shares)
Average Annual Return, Percent	6.34%	0.56%		2.08%
C000173236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R3 Shares)
Average Annual Return, Percent	6.77%	0.82%		2.33%
C000173237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R4 Shares)
Average Annual Return, Percent	7.04%	1.07%		2.58%
C000173238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R5 Shares)
Average Annual Return, Percent	7.19%	1.24%		2.76%
C000009624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class R6 Shares)
Average Annual Return, Percent	7.30%	1.33%		2.85%
C000009631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R6 Shares)
Average Annual Return, Percent	6.27%	0.41%		1.61%
C000171357 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R4 Shares)
Average Annual Return, Percent	6.00%	0.18%		1.36%
C000171356 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R3 Shares)
Average Annual Return, Percent	5.70%	(0.09%)		1.11%
C000070640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class R2 Shares)
Average Annual Return, Percent	5.47%	(0.34%)		0.87%
C000009632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class I Shares)
Average Annual Return, Percent	6.11%	0.27%		1.47%
C000009635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class C Shares)
Average Annual Return, Percent	4.33%	(0.53%)		0.72%
C000009633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class A Shares)
Average Annual Return, Percent	1.82%	(0.75%)		0.83%
C000009637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class A Shares)
Average Annual Return, Percent	2.73%	3.53%		5.20%
C000009639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class C Shares)
Average Annual Return, Percent	5.13%	3.80%		5.18%
C000009636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class I Shares)
Average Annual Return, Percent	7.05%	4.59%		5.88%
C000070641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R2 Shares)
Average Annual Return, Percent	6.32%	3.97%		5.25%
C000192734 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R3 Shares)
Average Annual Return, Percent	6.51%	4.21%		5.51%
C000192735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R4 Shares)
Average Annual Return, Percent	6.78%	4.48%		5.78%
C000033521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R5 Shares)
Average Annual Return, Percent	6.91%	4.62%		5.93%
C000009640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class R6 Shares)
Average Annual Return, Percent	7.04%	4.74%		6.03%
C000009657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class R6 Shares)
Average Annual Return, Percent	5.22%	2.59%		2.54%
C000009653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class I Shares)
Average Annual Return, Percent	5.15%	2.53%		2.41%
C000009656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class C Shares)
Average Annual Return, Percent	3.33%	1.75%		1.74%
C000009654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class A Shares)
Average Annual Return, Percent	2.54%	1.79%		1.92%
C000009692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)
Average Annual Return, Percent	1.65%	0.52%		1.01%
C000009694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)
Average Annual Return, Percent	2.48%	0.49%		0.84%
C000077258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)
Average Annual Return, Percent	4.49%	1.45%		1.71%
C000205207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)
Average Annual Return, Percent	4.44%	1.50%		1.74%
C000205208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class R6 Shares)
Average Annual Return, Percent	4.23%	0.75%		2.09%
C000009696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class I Shares)
Average Annual Return, Percent	4.09%	0.70%		2.06%
C000009695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class C Shares)
Average Annual Return, Percent	2.36%	(0.09%)		1.35%
C000009697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class A Shares)
Average Annual Return, Percent	0.07%	(0.28%)		1.45%
Without Sales Load [Member] | C000009618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.68%	0.01%		1.53%
Without Sales Load [Member] | C000009616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.33%	0.59%		2.01%
Without Sales Load [Member] | C000009621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.89%	0.98%		2.49%
Without Sales Load [Member] | C000009623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Plus Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.15%	0.32%		1.97%
Without Sales Load [Member] | C000009635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.33%	(0.53%)		0.72%
Without Sales Load [Member] | C000009633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Government Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.84%	0.01%		1.21%
Without Sales Load [Member] | C000009637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.68%	4.33%	5.61%
Without Sales Load [Member] | C000009639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan High Yield Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.13%	3.80%		5.18%
Without Sales Load [Member] | C000009656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.33%	1.75%		1.74%
Without Sales Load [Member] | C000009654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.90%	2.26%		2.15%
Without Sales Load [Member] | C000009692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.95%	0.98%		1.25%
Without Sales Load [Member] | C000009694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.48%	0.49%		0.84%
Without Sales Load [Member] | C000009695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.36%	(0.09%)		1.35%
Without Sales Load [Member] | C000009697 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.93%	0.49%		1.84%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%		1.97%
Bloomberg U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Average Annual Return, Percent	5.32%	(0.06%)		1.26%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.02%	4.51%		6.64%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index
Average Annual Return, Percent	7.18%	4.50%		6.71%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.92%	2.12%		2.10%
Bloomberg US Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Average Annual Return, Percent	4.96%	1.44%		2.43%
Bloomberg U S 1 5 Year Blend 1 6 Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index
Average Annual Return, Percent	4.60%	1.67%		1.78%